FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
a)    Financial Instruments Classification
The following tables list the company’s financial instruments by their respective classification as at December 31, 2024 and 2023:

AS AT DEC. 31, 2024 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$15,051	$15,051
Other financial assets
Government bonds	—	1,383	—	1,383
Corporate bonds	788	1,506	436	2,730
Fixed income securities and other	5,287	2,092	509	7,888
Common shares and warrants	3,913	1,831	—	5,744
Loans and notes receivable	41	—	8,101	8,142
	10,029	6,812	9,046	25,887
Accounts receivable and other[2]	4,740	—	16,020	20,760
	$14,769	$6,812	$40,117	$61,698
Financial liabilities
Corporate borrowings	$—	$—	$14,232	$14,232
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	204,558	204,558
Subsidiary borrowings	—	—	16,002	16,002
	—	—	220,560	220,560
Accounts payable and other[2]	5,560	—	40,140	45,700
Subsidiary equity obligations	129	—	4,630	4,759
	$5,689	$—	$279,562	$285,251
1.Financial assets include $8.5 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $3.2 billion included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2023 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$11,222	$11,222
Other financial assets
Government bonds	—	1,600	—	1,600
Corporate bonds	866	1,573	2	2,441
Fixed income securities and other	4,451	1,865	2,882	9,198
Common shares and warrants	3,354	1,827	—	5,181
Loans and notes receivable	63	—	9,841	9,904
	8,734	6,865	12,725	28,324
Accounts receivable and other[2]	2,615	—	16,849	19,464
	$11,349	$6,865	$40,796	$59,010
Financial liabilities
Corporate borrowings	$—	$—	$12,160	$12,160
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	205,336	205,336
Subsidiary borrowings	—	—	16,214	16,214
	—	—	221,550	221,550
Accounts payable and other[2]	8,387	—	41,622	50,009
Subsidiary equity obligations	263	—	3,882	4,145
	$8,650	$—	$279,214	$287,864
1.Financial assets include $9.4 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $2.1 billion included in accounts receivable and other and $3.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
Gains or losses arising from changes in fair value through profit or loss (“FVTPL”) financial assets are presented in the Consolidated Statements of Operations in the period in which they arise. Dividends from FVTPL and fair value through other comprehensive income (“FVTOCI”) financial assets are recognized in the Consolidated Statements of Operations when the company’s right to receive payment is established. Interest on FVTOCI financial assets is calculated using the effective interest method and reported in the Consolidated Statements of Operations.
FVTOCI debt and equity securities are recorded on the balance sheet at fair value with changes in FVTOCI. As at December 31, 2024, the unrealized gains and losses relating to the fair value of FVTOCI securities amounted to $418 million (2023 – $500 million) and $66 million (2023 – $278 million), respectively.
During the year ended December 31, 2024, net deferred income of $20 million (2023 – $27 million) previously recognized in accumulated other comprehensive income was reclassified to net income as a result of the disposition or impairment of certain of our FVTOCI financial assets that are not equity instruments.
Included in cash and cash equivalents is cash of $10.5 billion (2023 – $8.8 billion) and short-term deposits of $4.6 billion (2023 – $2.4 billion) as at December 31, 2024.
b)    Carrying and Fair Value
The following table lists the company’s financial instruments by their carrying value and fair value as at December 31, 2024 and 2023:

	2024		2023
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$15,051	$15,051	$11,222	$11,222
Other financial assets
Government bonds	1,383	1,383	1,600	1,600
Corporate bonds	2,730	2,730	2,441	2,441
Fixed income securities and other	7,888	7,888	9,198	9,198
Common shares and warrants	5,744	5,744	5,181	5,181
Loans and notes receivable	8,142	8,142	9,904	9,904
	25,887	25,887	28,324	28,324
Accounts receivable and other	20,760	20,760	19,464	19,464
	$61,698	$61,698	$59,010	$59,010
Financial liabilities
Corporate borrowings	$14,232	$13,471	$12,160	$11,350
Non-recourse borrowings of managed entities
Property-specific borrowings	204,558	204,502	205,336	205,003
Subsidiary borrowings	16,002	16,076	16,214	16,030
	220,560	220,578	221,550	221,033
Accounts payable and other	45,700	45,700	50,009	50,009
Subsidiary equity obligations	4,759	4,759	4,145	4,145
	$285,251	$284,508	$287,864	$286,537
The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
Current	$5,132	$5,670
Non-current	20,755	22,654
Total	$25,887	$28,324
c)    Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2024			2023
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$21	$1,362	$—	$25	$1,575	$—
Corporate bonds	—	1,554	740	—	1,662	777
Fixed income securities and other	475	878	6,026	455	958	4,903
Common shares and warrants	661	1,319	3,764	857	1,309	3,015
Loans and notes receivables	—	31	10	—	46	17
	1,157	5,144	10,540	1,337	5,550	8,712
Accounts receivable and other	—	4,387	353	6	2,520	89
	$1,157	$9,531	$10,893	$1,343	$8,070	$8,801
Financial liabilities
Accounts payable and other	$—	$2,037	$3,523	$9	$5,119	$3,259
Subsidiary equity obligations	—	—	129	4	—	259
	$—	$2,037	$3,652	$13	$5,119	$3,518
Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2024	Valuation Techniques and Key Inputs
Other financial assets	$5,144	Valuation models based on observable market data
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	4,387 / (2,037)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2024	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$740	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	6,026	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	3,764	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	353 / (3,523)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(129)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2024 and 2023:

	2024		2023
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$8,801	$3,518	$5,831	$3,092
Fair value changes in net income	603	(432)	317	(444)
Fair value changes in other comprehensive income[1]	102	105	654	(108)
Transfers in	176	—	773	—
Transfers out	(622)	(42)	(44)	(56)
Additions, net of disposals	1,833	503	1,270	1,034
Balance, end of year	$10,893	$3,652	$8,801	$3,518
1.Includes foreign currency translation.
During the year ended December 31, 2024, $622 million of financial assets primarily in our real estate LP investments included within our Asset Management segment were transferred out of Level 3 financial assets to investment properties. Transfers out of Level 3 were a result of prior year loans secured by a multifamily asset portfolio in the U.S. that was subsequently acquired out of foreclosure and is now reported as investment properties in the current period. No other significant transfers were made between Levels 1, 2, or 3 during the year ended December 31, 2024.
During the year ended December 31, 2023, $773 million of direct investments in equity securities within our Asset Management segment were transferred from Level 2 to Level 3 of the fair value hierarchy due to the implied price or cost previously used in the fair valuation of the investments not being observable due to minimal market activity for the securities. No other significant transfers were made between Levels 1, 2, or 3 during the year ended December 31, 2023.
The following table categorizes financial liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2024			2023
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$13,408	$63	$—	$11,280	$70	$—
Property-specific borrowings	8,986	123,385	72,131	8,526	108,076	88,401
Subsidiary borrowings	7,715	671	7,690	7,527	—	8,503
Subsidiary equity obligations	—	—	4,630	—	1,211	2,671
Fair values of Level 2 and Level 3 liabilities measured at amortized cost but for which fair values are disclosed are determined using valuation techniques such as adjusted public pricing and discounted cash flows.
d)    Hedging Activities
The company uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest, currency, credit and other market risks. Derivative financial instruments are recorded at fair value. For certain derivatives which are used to manage exposures, the company determines whether hedge accounting can be applied. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and liabilities, respectively.
i.    Cash Flow Hedges
The company uses the following cash flow hedges: foreign exchange contracts to hedge currency volatility, energy derivative contracts to hedge the sale of power; interest rate swaps to hedge the variability in cash flows or future cash flows related to a variable rate asset or liability; and equity derivatives to hedge long-term compensation arrangements. For the year ended December 31, 2024, pre-tax net unrealized loss of $17 million (2023 – $754 million of loss) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As at December 31, 2024, there was an unrealized derivative asset balance of $78 million (2023 – $1.0 billion asset) relating to derivative contracts designated as cash flow hedges.
ii.    Net Investment Hedges
The company uses foreign exchange contracts and foreign currency denominated debt instruments to manage its foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2024, unrealized pre-tax net gain of $2.8 billion (2023 – $1.2 billion of loss) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2024, there was an unrealized derivative asset balance of $758 million (2023 – $2.2 billion liability) relating to derivative contracts designated as net investment hedges.
e)    Netting of Financial Instruments
Financial assets and liabilities are offset with the net amount reported in the Consolidated Balance Sheets, where the company currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
The company enters into derivative transactions under International Swaps and Derivatives Association (“ISDA”) master netting agreements. In general, under such agreements the amounts owed by each counterparty on a single day are aggregated into a single net amount that is payable by one party to the other. The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2024	2023	2024	2023
Gross amounts of financial instruments before netting	$4,882	$3,204	$3,371	$5,305
Gross amounts of financial instruments set-off in the Consolidated Balance Sheets	(142)	(589)	(135)	(506)
Net amounts of financial instruments in the Consolidated Balance Sheets	$4,740	$2,615	$3,236	$4,799